iClima Climate Change Solutions ETF

SCHEDULE OF INVESTMENTS at January 31, 2022 (Unaudited)

Common Stocks - 99.0%	Shares	Value
Auto Manufacturers - 6.0%
Arcimoto, Inc. (1)	282	$1,723
BYD Co. Ltd. - H Shares	559	15,872
Kandi Technologies Group, Inc. (1)	1,017	3,051
Li Auto, Inc. - Class A - ADR (1)	442	11,532
NFI Group, Inc.	219	3,289
NIO, Inc. - Class A - ADR (1)	357	8,750
Tesla, Inc. (1)	22	20,608
Workhorse Group, Inc. (1)	450	1,521
XPeng, Inc. - ADR (1)	349	12,246
		78,592
Auto Parts & Equipment - 2.1%
Aptiv PLC (1)	97	13,248
BorgWarner, Inc.	240	10,524
Proterra, Inc. (1)	480	3,797
		27,569
Beverages - 0.3%
Oatly Group AB - ADR (1)	595	4,230

Building Materials - 3.8%
Cie de Saint-Gobain	214	14,310
Kingspan Group PLC	135	12,882
Lixil Corp.	514	11,638
Nibe Industries AB - B Shares (1)	1,212	11,369
		50,199
Chemicals - 6.9%
Albemarle Corp.	70	15,452
Carbios SACA (1)	102	4,448
Ecolab, Inc.	73	13,830
Ecopro Co. Ltd.	107	5,787
Johnson Matthey PLC	270	7,028
Koninklijke DSM NV	79	14,705
Novozymes A/S - B Shares	184	12,555
Umicore SA	175	6,556
Wacker Chemie AG	64	9,194
		89,555
Commercial Services - 1.2%
Quanta Services, Inc.	126	12,943
Vivint Smart Home, Inc. (1)	370	2,664
		15,607
Distribution & Wholesale - 2.8%
Ferguson PLC	103	16,030
LKQ Corp.	222	12,186
Resideo Technologies, Inc. (1)	313	7,756
		35,972
Diversified Financial Services - 1.7%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	168	6,969
London Stock Exchange Group PLC	156	15,111
		22,080
Electric - 11.5%
ACEA SpA	415	8,328
Algonquin Power & Utilities Corp.	712	10,161
Ameresco, Inc. - Class A (1)	82	4,150
Audax Renovables SA	2,257	3,140
Boralex, Inc.	165	4,288
Contact Energy Ltd.	1,651	8,490
Edison International	270	16,953
EDP Renovaveis SA	588	12,274
Encavis AG	283	4,400
Iberdrola SA	1,326	15,102
Innergex Renewable Energy, Inc.	309	4,531
Mercury NZ Ltd.	2,022	7,370
Meridian Energy Ltd.	3,060	8,762
Northland Power, Inc.	282	8,162
Ormat Technologies, Inc.	73	4,976
Orsted AS	108	11,374
Verbund AG	169	17,770
		150,231
Electrical Components & Equipment - 8.8%
ABB Ltd.	438	14,917
Acuity Brands, Inc.	55	10,534
Blink Charging Co. (1)	145	3,032
ChargePoint Holdings, Inc. - Class A (1)	480	6,648
China High Speed Transmission Equipment Group Co. Ltd.	11,181	7,757
EnerSys	52	3,896
Generac Holdings, Inc. (1)	36	10,166
Littelfuse, Inc.	37	9,989
Nexans SA	54	4,828
Nuvve Holding Corp. (1)	435	2,897
Prysmian SpA	315	10,498
Schneider Electric SE	94	15,739
SMA Solar Technology AG	94	3,286
Xinjiang Goldwind Science & Technology, Co. Ltd. - H Share	6,047	10,469
		114,656
Electronics - 4.6%
Advanced Energy Industries, Inc.	57	4,912
Azbil Corp.	297	11,522
Badger Meter, Inc.	51	5,159
Halma PLC	277	9,276
Itron, Inc. (1)	96	5,952
Smart Metering Systems PLC	409	4,050
Trimble, Inc. (1)	168	12,123
Vicor Corp. (1)	79	7,452
		60,446
Energy - Alternate Sources - 15.8%
Atlantica Sustainable Infrastructure PLC	244	7,962
Ballard Power Systems, Inc. (1)	615	6,412
Canadian Solar, Inc. (1)	117	3,275
Ceres Power Holdings PLC (1)	363	2,964
Enphase Energy, Inc. (1)	75	10,535
Falck Renewables SpA	768	7,490
First Solar, Inc. (1)	121	9,484
FuelCell Energy, Inc. (1)	843	3,574
ITM Power PLC (1)	883	3,203
JinkoSolar Holding Co. Ltd. - ADR (1)	93	4,104
Landis+Gyr Group AG	64	4,179
Luoyang Glass, Co. Ltd. - H Share (1)	4,164	7,369
Maxeon Solar Technologies Ltd. (1)	334	3,684
Meyer Burger Technology AG (1)	9,813	3,725
NEL ASA (1)	2,691	3,592
Neoen SA (1)	246	8,665
NextEra Energy Partners LP	121	9,102
Nordex SE (1)	270	4,234
Plug Power, Inc. (1)	538	11,766
PowerCell Sweden AB (1)	235	3,683
Renewable Energy Group, Inc. (1)	85	3,422
RENOVA, Inc. (1)	156	2,189
Scatec ASA	448	6,537
Shoals Technologies Group, Inc. (1)	312	5,260
Siemens Gamesa Renewable Energy SA	516	11,045
SolarEdge Technologies, Inc. (1)	39	9,291
Solaria Energia y Medio Ambiente SA (1)	268	4,627
Stem, Inc. (1)	350	4,298
Sunnova Energy International, Inc. (1)	139	2,733
SunPower Corp. (1)	394	6,611
Sunrun, Inc. (1)	214	5,549
TPI Composites, Inc. (1)	126	1,521
Vestas Wind Systems	424	11,304
Xinyi Solar Holdings Ltd.	7,886	12,541
		205,930
Engineering & Construction - 1.7%
Acciona SA	75	12,973
Alfen Beheer BV (1)	48	3,540
MYR Group, Inc. (1)	54	5,078
		21,591
Environmental Control - 4.0%
Ecopro HN Co. Ltd.	76	3,045
Pentair PLC	147	9,364
Republic Services, Inc.	135	17,234
TOMRA Systems ASA	165	8,187
Waste Connections, Inc.	114	14,205
		52,035
Food - 2.4%
Beyond Meat, Inc. (1)	89	5,797
HelloFresh SE (1)	157	10,303
Kerry Group PLC	97	12,178
Tattooed Chef, Inc. (1)	264	3,353
		31,631
Forest Products & Paper - 2.6%
Ence Energia y Celulosa SA (1)	1,638	4,356
Mondi PLC	405	9,993
Sumitomo Forestry Co. Ltd.	373	6,474
UPM-Kymmene Oyj	357	12,866
		33,689
Hand & Machine Tools - 0.8%
Regal Rexnord Corp.	70	11,094

Internet - 2.0%
Lyft, Inc. - Class A (1)	291	11,209
Uber Technologies, Inc. (1)	382	14,287
		25,496
Machinery - Construction & Mining - 0.6%
Bloom Energy Corp. - Class A (1)	241	3,634
Doosan Fuel Cell Co. Ltd. (1)	149	4,252
		7,886
Machinery - Diversified - 2.2%
IDEX Corp.	64	13,788
KION Group AG	106	9,658
McPhy Energy SA (1)	280	5,179
		28,625
Mining - 0.5%
Livent Corp. (1)	264	6,075

Miscellaneous Manufacturers - 5.3%
A.O. Smith Corp. - Class A	159	12,151
Alstom SA	354	11,369
Eaton Corp PLC	99	15,685
Siemens AG	100	15,680
Trane Technologies PLC	81	14,021
		68,906
Packaging & Containers - 1.2%
DS Smith PLC	1,891	9,539
Lee & Man Paper Manufacturing Ltd.	9,114	6,218
		15,757
Real Estate - 1.1%
Vonovia SE	250	14,119

Real Estate Investment Trusts (REITs) - 1.8%
PotlatchDeltic Corp.	105	5,648
Weyerhaeuser Co.	435	17,587
		23,235
Retail - 0.3%
EVgo, Inc. - Class A (1)	555	4,579

Semiconductors - 3.7%
Applied Materials, Inc.	112	15,476
Infineon Technologies AG	393	16,007
Veeco Instruments, Inc. (1)	222	6,103
Wolfspeed, Inc. (1)	120	11,309
		48,895
Software - 1.1%
Bandwidth, Inc. - Class A (1)	39	2,442
DocuSign, Inc. (1)	51	6,414
Zoom Video Communications, Inc. - Class A (1)	39	6,017
		14,873
Transportation - 1.2%
East Japan Railway Co.	284	16,129

Water - 1.0%
American Water Works Co., Inc.	82	13,186
Total Common Stocks
(Cost $1,487,860)		1,292,868

Short-Term Investments - 0.1%
Money Market Fund - 0.1%
First American Government Obligations Fund - Class X, 0.0260% (2)	1,138	1,138
Total Short-Term Investments
(Cost $1,138)		1,138

Preferred Stocks - 0.9%
Chemicals - 0.9%
Sociedad Quimica y Minera de Chile SA - B Shares	233	12,458
Total Preferred Stocks
(Cost $11,639)		12,458

Total Investments in Securities - 100.0%
(Cost $1,500,637)		1,306,464
Liabilities in Excess of Other Assets - (0.0)% (3)		(228)
Total Net Assets - 100.0%		$1,306,236

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt
(1) Non-income producing security.
(2)	The rate shown is the annualized seven-day effective yield as of January 31, 2022.
(3) Does not round to 0.5% or (0.5)%, as applicable.

The accompanying notes are an integral part of these financial statements.

Summary of Fair Value Exposure at January 31, 2022 (Unaudited)

The iClima Climate Change Solutions ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2022:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$1,292,868	$–	$–	$1,292,868
Short-Term Investments	–	1,138	–	–	1,138
Preferred Stocks	–	12,458	–	–	12,458
Total Investments in Securities	$–	$1,306,464	$–	$–	$1,306,464

(1) See Schedule of Investment for the industry breakout.